                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08627

                               OPTIQUE FUNDS, INC.
               (Exact name of registrant as specified in charter)

                                   ----------

                            222 East Erie, Suite 500
                               Milwaukee, WI 53202
               (Address of principal executive offices) (Zip code)

                                 Wendell Perkins
                           Optique Capital Management
                            222 East Erie, Suite 500
                               Milwaukee, WI 53202
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-276-8272

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                     DATE OF REPORTING PERIOD: JULY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

OPTIQUE INTERNATIONAL VALUE FUND

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            FOREIGN STOCK - 92.75%
            AUSTRALIA - 6.49%
    2,150   AGL Energy Ltd.                                           $   28,747
    4,200   Amcor Ltd.                                                    24,941
      540   BHP Billiton Ltd. ADR                                         39,004
    8,900   Foster's Group Ltd.                                           46,407
      925   National Australia Bank Ltd.                                  21,043
    2,650   Santos Ltd.                                                   31,905
    1,800   Westpac Banking Corp.                                         39,090
                                                                      ----------
                                                                         231,137
                                                                      ----------
            AUSTRIA - 2.46%
      270   Mayr-Melnhof Karton AG                                        27,718
    1,130   OMV AG                                                        37,812
    1,700   Telekom Austria                                               21,882
                                                                      ----------
                                                                          87,412
                                                                      ----------
            BERMUDA - 0.74%
    4,700   Hiscox Ltd.                                                   26,204
                                                                      ----------
            CANADA - 5.10%
    1,525   Biovail Corp.                                                 33,241
    1,200   EnCana Corp.                                                  36,619
      870   Husky Energy, Inc.                                            21,337
      350   Magna International, Inc., Class A                            26,007
      660   Royal Bank of Canada                                          34,424
      420   Toronto-Dominion Bank                                         29,834
                                                                      ----------
                                                                         181,462
                                                                      ----------
            CHINA - 0.61%
   87,000   Sinotrans Ltd., Class H                                       21,735
                                                                      ----------
            FINLAND - 1.25%
    1,850   Nokia                                                         17,100
    3,385   Stora Enso, Class R                                           27,408
                                                                      ----------
                                                                          44,508
                                                                      ----------
            FRANCE - 9.86%
      390   BNP Paribas                                                   26,782
      890   Carrefour SA                                                  40,959
      835   Compagnie de Saint-Gobain                                     35,534
    1,230   GDF Suez                                                      40,846
      280   Nexans                                                        18,994
      575   Sanofi-Aventis                                                33,388
      205   Schneider Electric                                            23,636
      380   Societe BIC SA                                                28,268
      540   Societe Generale                                              31,120
      670   Total SA                                                      33,789
   10,800   Total SA STRIPS *                                                 14
      775   Vinci                                                         37,509
                                                                      ----------
                                                                         350,839
                                                                      ----------
            GERMANY - 9.28%
      360   Allianz SE                                                    41,788
      380   BASF AG                                                       22,184
      520   Deutsche Bank AG                                              36,311
      460   Deutsche Boerse                                               32,194
    3,300   Deutsche Telekom AG                                           44,325
    1,180   E.ON                                                          35,196
      760   Fresenius Medical Care AG                                     41,689
      500   Lanxess AG                                                    24,076
      390   Salzgitter                                                    26,055

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            GERMANY (CONTINUED)
      270   Siemens AG                                                $   26,308
                                                                      ----------
                                                                         330,126
                                                                      ----------
            HONG KONG - 6.49%
    6,300   Cheung Kong Infrastructure Holdings Ltd.                      23,609
    4,150   China Mobile Hong Kong Ltd.                                   41,979
   32,000   China Petroleum & Chemical Corp., Class H                     25,796
    7,600   Hang Lung Group Ltd.                                          44,629
    3,750   Swire Pacific Ltd., Class A                                   45,587
   28,500   Techtronic Industries Co.                                     23,525
    8,000   Yue Yuen Industrial Holdings                                  25,961
                                                                      ----------
                                                                         231,086
                                                                      ----------
            JAPAN - 19.24%
    2,050   Aderans Co. Ltd.                                              25,051
    2,840   Asahi Glass Co. Ltd.                                          28,839
      580   Canon, Inc.                                                   25,199
      350   East Japan Railway Co.                                        22,496
    4,720   Fujitsu Ltd.                                                  33,496
    1,215   Honda Motor Co. Ltd.                                          37,981
       12   Japan Tobacco, Inc.                                           38,495
    4,900   Kubota Corp.                                                  38,732
      305   Kyocera Corp.                                                 27,135
    1,795   Kyushu Electric Power Co., Inc.                               40,494
    1,050   Mitsubishi Corp.                                              22,645
    5,500   Mitsubishi UFJ Financial Group, Inc.                          27,227
    1,000   Nippon Telegraph & Telephone Corp.                            41,426
    3,175   Nomura Holdings, Inc.                                         17,623
      500   Secom Co. Ltd.                                                22,877
      770   Sony Corp.                                                    24,035
    6,500   Sumitomo Chemical Co. Ltd.                                    28,127
      970   Takeda Pharmaceutical Co. Ltd.                                44,381
    1,250   Tanabe Seiyaku Co. Ltd.                                       18,218
      800   Tokyo Electric Power Co., Inc.                                21,906
    1,700   Toyo Suisan Kaisha Ltd.                                       36,625
    1,100   Toyota Motor Corp.                                            38,715
      600   Tsuruha Holdings, Inc                                         23,056
                                                                      ----------
                                                                         684,779
                                                                      ----------
            LUXEMBOURG - 1.26%
    1,820   SES                                                           44,944
                                                                      ----------
            MEXICO - 0.71%
   26,518   Cemex SAB de CV, Class Preference *                           25,136
                                                                      ----------
            NETHERLANDS - 3.82%
    3,680   Aegon NV                                                      22,130
      990   Heineken Holding NV                                           38,822
      780   Koninklijke Philips Electronics NV, NY Shares                 24,274
      870   Royal Dutch Shell PLC, A Shares                               23,949
      900   TNT                                                           26,851
                                                                      ----------
                                                                         136,026
                                                                      ----------
            NORWAY - 1.12%
    3,200   DnB NOR                                                       39,754
                                                                      ----------

SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

OPTIQUE INTERNATIONAL VALUE FUND

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            SINGAPORE - 2.21%
    4,000   DBS Group Holdings Ltd.                                   $   42,367
    8,950   Fraser and Neave Ltd.                                         36,141
                                                                      ----------
                                                                          78,508
                                                                      ----------
            SPAIN - 3.65%
    3,450   Banco Santander                                               44,807
    1,130   Fomento de Construcciones y Contratas                         29,355
    1,225   Repsol YPF SA                                                 28,894
      390   Telefonica ADR                                                26,692
                                                                      ----------
                                                                         129,748
                                                                      ----------
            SWEDEN - 2.59%
    2,900   Securitas, Class B                                            29,422
    3,500   Skandinaviska Enskilda Banken AB, Class A                     24,056
    3,100   Volvo, Class B                                                38,569
                                                                      ----------
                                                                          92,047
                                                                      ----------
            SWITZERLAND - 2.80%
      630   Nestle SA                                                     31,011
      365   Novartis AG                                                   17,790
    2,600   STMicroelectronics                                            21,438
      640   Swiss Reinsurance Co. Ltd.                                    29,350
                                                                      ----------
                                                                          99,589
                                                                      ----------
            TAIWAN - 0.92%
    1,545   Chunghwa Telecom Co. Ltd.                                     32,677
                                                                      ----------
            UNITED KINGDOM - 12.15%
      750   Anglo American PLC *                                          29,652
      565   AstraZeneca PLC                                               28,651
    7,300   Aviva PLC                                                     40,860
    7,700   Barclays PLC                                                  40,132
    1,400   Diageo PLC                                                    24,271
    1,550   GlaxoSmithKline PLC                                           26,969
    3,325   Hikma Pharmaceuticals *                                       37,284
    3,950   HSBC Holdings PLC                                             39,962
    4,250   National Grid PLC                                             33,912
    1,690   Provident Financial PLC                                       21,346
    1,510   Unilever PLC                                                  42,827
    2,500   United Utilities Group PLC                                    22,904
   18,750   Vodafone Group PLC                                            43,680
                                                                      ----------
                                                                         432,450
                                                                      ----------
            TOTAL FOREIGN STOCK
            (Cost $3,239,193)                                          3,300,167
                                                                      ----------
            FOREIGN PREFERRED STOCK - 1.34%
            BRAZIL - 1.34%
    1,630   Petroleo Brasileiro SA                                        25,832
      900   Vale, Class A                                                 21,839
                                                                      ----------
                                                                          47,671
                                                                      ----------
            TOTAL FOREIGN PREFERRED STOCK
            (Cost $50,523)                                                47,671
                                                                      ----------
            RIGHTS - 0.00%
            BELGIUM - 0.00%
   18,500   ageas, Expires 7/01/14*                                           --
                                                                      ----------
            TOTAL RIGHTS
            (Cost $0)                                                         --
                                                                      ----------

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
SHORT-TERM INVESTMENTS** - 5.35%
  162,822   SSGA Money Market Fund, 0.010%                            $  162,822
   27,510   SSGA U.S. Government Money Market
            Fund, 0.000%                                                  27,510
                                                                      ----------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $190,331)                                              190,331
                                                                      ----------
            TOTAL INVESTMENTS - 99.44%
            (Cost $3,480,047)+                                        $3,538,169
                                                                      ==========

PERCENTAGES ARE BASED ON NET ASSETS OF $3,558,012.

*      - NON-INCOME PRODUCING SECURITY.

**     - THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2010.

ADR    - AMERICAN DEPOSITARY RECEIPT
LTD.   - LIMITED
NY     - NEW YORK
PLC    - PUBLIC LIMITED COMPANY
SSGA   - STATE STREET GLOBAL ADVISORS
STRIPS - SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITY

AMOUNTS DESIGNATED AS "___" ARE $0.

+ AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $3,480,047, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $212,939 AND $(154,817), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

AS OF JULY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1, WITH THE EXCEPTION OF AGEAS RIGHTS, WHICH ARE LEVEL 3. THE VALUE OF AGEAS RIGHTS AT NOVEMBER 1, 2009 WAS ZERO, AND THE VALUE HAS REMAINED AT ZERO THROUGHOUT THE PERIOD ENDED JULY 31, 2010.

OPT-QH-001-0700

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Optique Funds, Inc.


By (Signature and Title)*               /s/ Wendell Perkins
                                        ----------------------------------------
                                        Wendell Perkins, President

Date: September 24, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Wendell Perkins
                                        ----------------------------------------
                                        Wendell Perkins, President

Date: September 24, 2010


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson, Chief Financial Officer

Date: September 24, 2010

* Print the name and title of each signing officer under his or her signature.